Subsequent Event - Additional Information (Detail)				1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 11, 2016 USD ($) $ / shares shares	Feb. 03, 2016 shares	Jan. 19, 2016	Feb. 29, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Subsequent Event [Line Items]
Reverse stock split description					On January 19, 2016, the Company effected a 1-for-10.8102 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company's Preferred Stock.	On January 19, 2016, the Company effected a 1-for-10.8102 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company's Preferred Stock
Reverse stock split ratio			10.8102
Reverse stock split effective date					Jan. 19, 2016	Jan. 19, 2016
Common stock reserved for issuance						13,777,199	24,583,643
Proceeds from stock issuance, net of underwriting discounts, commissions, and other offering expenses | $					$ 46,500,000
Number of shares converted				9,699,600
Number shares issued in share conversion				2,590,742
IPO [Member]
Subsequent Event [Line Items]
Common stock issued and sold	6,250,000			6,250,000
Common stock price per share | $ / shares	$ 8.00			$ 8.00
Proceeds from stock issuance, net of underwriting discounts, commissions, and other offering expenses | $	$ 42,700,000			$ 42,529,000
Underwriting discounts and commissions | $	3,500,000			3,500,000
Other offering expenses | $	$ 3,800,000			$ 3,971,000
Number of shares converted	9,699,600			9,699,600
Number shares issued in share conversion	2,590,742
Accrued dividends | $	$ 36,016
2016 Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance		1,581,839
Common stock reserved for issuance, percentage of number of shares of common stock outstanding		3.00%
2016 ESPP [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance		138,757
Common stock reserved for issuance, percentage of number of shares of common stock outstanding		1.00%